Property, plant and equipment - Disclosure of information in relation to right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, plant and equipment [abstract]
Interest expense on lease liabilities	£ (41)	£ (40)
Lease income	385	406
Expense relating to short-term and low-value leases	(27)	(24)
Variable lease payments included in lease income	£ 364	£ 384